UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22730

JNL Strategic Income Fund LLC

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2018 – June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders

Semi-Annual Report (Unaudited) June 30, 2018
• JNL® Strategic Income Fund LLCSM

JNL Strategic Income Fund LLC (Unaudited)

Schedule of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.8%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	224	228
Series 2013-A-2, 4.95%, 01/15/23	35	36
Series 2016-AA-2, 3.20%, 06/15/28	167	158
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	338	330
AmeriCredit Automobile Receivables Trust
Series 2016-A2A-4, 1.34%, 04/08/20	27	27
Ascentium Equipment Receivables Trust
Series 2017-A2-2A, 2.00%, 05/11/20 (a)	99	98
Series 2018-A2-1A, 2.92%, 12/10/20 (a)	73	73
Series 2017-A3-2A, 2.31%, 12/10/21 (a)	113	111
Series 2016-A3-1A, REMIC, 1.92%, 12/10/19 (a)	61	61
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (a)	270	269
Chesapeake Funding II LLC
Series 2017-A1-3A, 1.91%, 01/15/21 (a)	333	329
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (a)	122	122
Continental Airlines Inc. Pass-Through Trust
Series 2012-A-2, 4.00%, 10/29/24	107	108
CSMC Trust
Series 2017-A3-HL2, 3.50%, 10/25/47 (a) (b)	131	129
Dell Equipment Finance Trust
Series 2016-B-1, 2.03%, 01/22/19 (a)	100	100
Series 2018-A2A-1, 2.97%, 10/22/20 (c) (d)	107	107
Series 2017-A3-2, 2.19%, 10/24/22 (a)	155	153
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (a)	88	88
Ford Credit Floorplan Master Owner Trust
Series 2016-A1-5, 1.95%, 11/15/19	500	494
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 07/15/33 (a)	195	194
GreatAmerica Leasing Receivables Funding LLC
Series 2018-A3-1, 2.60%, 06/15/21 (a)	125	124
Series 2018-A4-1, 2.83%, 06/17/24 (a)	100	99
GS Mortgage Securities Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/10/22 (a)	392	391
Hilton Grand Vacations Trust
Series 2017-A-AA, 2.66%, 12/27/28 (a)	200	197
MVW Owner Trust
Series 2017-A-1A, 2.42%, 12/20/34 (a)	185	180
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 07/15/50 (b)	125	122
Westlake Automobile Receivables Trust
Series 2016-A2-3A, 1.42%, 10/15/19 (a)	16	16
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,401)		4,344
CORPORATE BONDS AND NOTES 73.6%
Consumer Discretionary 11.9%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (a)	148	140
24 Hour Holdings III LLC
8.00%, 06/01/22 (a)	93	92
AMC Entertainment Holdings Inc.
6.13%, 05/15/27	83	81
American Axle & Manufacturing Inc.
6.50%, 04/01/27	115	114
Beazer Homes USA Inc.
5.75%, 06/15/19	42	43
8.75%, 03/15/22	53	56
Boyd Gaming Corp.
6.88%, 05/15/23	86	90
CBS Radio Inc.
7.25%, 11/01/24 (a)	72	68
CCO Holdings LLC
5.13%, 05/01/27 (a)	455	425
5.88%, 05/01/27 (a)	125	122
Charter Communications Operating LLC
6.38%, 10/23/35	126	132
	Shares/Par[1]	Value ($)
Comcast Corp.
3.38%, 08/15/25	68	65
3.40%, 07/15/46	75	61
Delphi Jersey Holdings Plc
5.00%, 10/01/25 (a)	66	63
DISH DBS Corp.
5.00%, 03/15/23	237	205
7.75%, 07/01/26	83	73
Ford Motor Co.
5.29%, 12/08/46	53	49
GLP Capital LP
5.38%, 04/15/26	51	50
Golden Nugget Inc.
6.75%, 10/15/24 (a)	205	205
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	188	179
Home Depot Inc.
2.13%, 09/15/26	146	130
iHeartCommunications Inc.
0.00%, 03/01/21 (e) (f)	229	175
KB Home
4.75%, 05/15/19	106	107
7.50%, 09/15/22	104	112
KFC Holding Co.
4.75%, 06/01/27 (a)	124	117
Live Nation Entertainment Inc.
5.38%, 06/15/22 (a)	42	43
4.88%, 11/01/24 (a)	87	84
5.63%, 03/15/26 (a)	40	40
Mattamy Group Corp.
6.50%, 10/01/25 (a)	15	15
MGM Resorts International
6.75%, 10/01/20	417	437
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a)	161	152
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (g)	318	320
Nemak SAB de CV
4.75%, 01/23/25 (a)	191	181
Netflix Inc.
4.38%, 11/15/26	94	88
5.88%, 11/15/28 (a)	165	167
New Cotai LLC
10.63%, 05/01/19 (a) (h)	117	114
Numericable - SFR SA
7.38%, 05/01/26 (a)	68	66
Numericable Group SA
5.38%, 05/15/22, EUR (a)	156	187
Schaeffler Holding Finance BV
3.50%, 05/15/22, EUR (a)	222	261
Scientific Games International Inc.
5.00%, 10/15/25 (a)	258	246
Sinclair Television Group Inc.
5.88%, 03/15/26 (a)	94	93
Sirius XM Radio Inc.
6.00%, 07/15/24 (a)	153	156
Target Corp.
3.90%, 11/15/47	99	92
Tenneco Inc.
5.38%, 12/15/24	45	43
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	130	123
		5,862
Consumer Staples 3.0%
BAT Capital Corp.
3.56%, 08/15/27 (a)	79	73
4.39%, 08/15/37 (a)	165	155
4.54%, 08/15/47 (a)	83	77
Cott Holdings Inc.
5.50%, 04/01/25 (a)	99	96
General Mills Inc.
4.20%, 04/17/28	21	21
High Ridge Brands Co.
8.88%, 03/15/25 (c) (d)	46	21

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Schedule of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JBS Investments GmbH
7.25%, 04/03/24 (a)	143	138
JBS USA Lux SA
6.75%, 02/15/28 (a)	101	95
Kraft Heinz Foods Co.
5.00%, 07/15/35	60	59
Maple Escrow Subsidiary Inc.
4.99%, 05/25/38 (a)	28	28
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (a)	125	121
Pilgrim's Pride Corp.
5.88%, 09/30/27 (a)	62	58
Post Holdings Inc.
5.63%, 01/15/28 (a)	190	178
Reynolds American Inc.
4.45%, 06/12/25	81	81
5.70%, 08/15/35	53	57
Sigma Holdco BV
7.88%, 05/15/26 (a)	250	230
		1,488
Energy 10.7%
Alta Mesa Holdings LP
7.88%, 12/15/24	156	165
Andeavor Corp.
3.80%, 04/01/28	30	28
4.50%, 04/01/48	35	32
Andeavor Logistics LP
3.50%, 12/01/22	45	44
4.25%, 12/01/27	40	39
5.20%, 12/01/47	44	42
Antero Resources Corp.
5.13%, 12/01/22	33	33
Callon Petroleum Co.
6.38%, 07/01/26 (c) (d)	125	125
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	82	85
5.13%, 06/30/27	199	197
Chesapeake Energy Corp.
8.00%, 12/15/22 (a)	36	38
CITGO Holding Inc.
10.75%, 02/15/20 (a)	94	100
Columbia Pipeline Group Inc.
3.30%, 06/01/20	49	49
4.50%, 06/01/25	42	42
5.80%, 06/01/45	42	47
Continental Resources Inc.
4.50%, 04/15/23	123	125
4.38%, 01/15/28	108	107
CrownRock LP
5.63%, 10/15/25 (a)	224	217
Denbury Resources Inc.
9.25%, 03/31/22 (a)	112	119
Diamondback Energy Inc.
5.38%, 05/31/25	100	100
Endeavor Energy Resources LP
5.50%, 01/30/26 (a)	19	18
5.75%, 01/30/28 (a)	19	19
Energy Transfer Equity LP
4.25%, 03/15/23	91	88
5.50%, 06/01/27	38	38
Energy Transfer Partners LP
5.80%, 06/15/38	170	168
6.13%, 12/15/45	27	27
EP Energy LLC
8.00%, 11/29/24 (a)	83	84
8.00%, 02/15/25 (a)	234	181
EQT Midstream Partners LP
5.50%, 07/15/28	119	119
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (a)	76	80
Jagged Peak Energy LLC
5.88%, 05/01/26 (a)	125	123
Jones Energy Holdings LLC
9.25%, 03/15/23 (a)	215	215
	Shares/Par[1]	Value ($)
Kinder Morgan Energy Partners LP
5.00%, 08/15/42	50	46
MPLX LP
4.00%, 03/15/28	142	135
5.20%, 03/01/47	63	62
Nabors Industries Inc.
5.50%, 01/15/23	26	25
5.75%, 02/01/25 (a)	125	119
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	23	23
Oasis Petroleum Inc.
6.25%, 05/01/26 (a)	96	97
ONEOK Inc.
7.50%, 09/01/23	81	93
Parsley Energy LLC
5.25%, 08/15/25 (a)	106	104
PDC Energy Inc.
5.75%, 05/15/26 (a)	63	63
Petroleos Mexicanos
6.50%, 03/13/27	156	160
Regency Energy Partners LP
5.88%, 03/01/22	122	129
5.00%, 10/01/22	63	65
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	104	111
5.63%, 03/01/25	13	14
5.00%, 03/15/27	108	110
4.20%, 03/15/28	155	149
Spectra Energy Partners LP
3.50%, 03/15/25	66	63
Summit Midstream Partners LP
9.50%, (callable at 104 beginning 12/15/22) (g)	250	246
Transocean Guardian Ltd.
5.88%, 01/15/24 (c) (d)	28	28
Transocean Inc.
9.00%, 07/15/23 (a)	125	135
7.50%, 01/15/26 (a)	39	40
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	137	139
Trinidad Drilling Ltd.
6.63%, 02/15/25 (a)	27	26
Weatherford International Ltd.
9.88%, 02/15/24	47	48
Whiting Petroleum Corp.
6.63%, 01/15/26 (a)	51	53
WPX Energy Inc.
5.75%, 06/01/26	88	88
		5,265
Financials 21.3%
Acrisure LLC
7.00%, 11/15/25 (a)	128	117
AerCap Ireland Capital Ltd.
3.65%, 07/21/27	68	62
Ally Financial Inc.
5.75%, 11/20/25	142	145
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	150	147
4.90%, 02/01/46	203	209
Antero Resources Finance Corp.
5.38%, 11/01/21	176	178
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (a)	164	159
Athene Global Funding
4.00%, 01/25/22 (a)	179	180
3.00%, 07/01/22 (a)	246	238
Athene Holding Ltd.
4.13%, 01/12/28	167	153
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (g)	112	110
6.25%, (callable at 100 beginning 09/05/24) (g)	86	90
6.30%, (callable at 100 beginning 03/10/26) (g)	55	58
3.55%, 03/05/24	130	128
4.00%, 01/22/25	193	191
3.37%, 01/23/26	67	64

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Schedule of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
4.25%, 10/22/26	111	110
3.25%, 10/21/27	27	25
3.82%, 01/20/28 (b)	124	121
Barclays Plc
8.00%, (callable at 100 beginning 12/15/20), EUR (g) (i)	167	216
8.25%, (callable at 100 beginning 12/15/18) (g) (i)	188	192
4.97%, 05/16/29 (b) (i)	200	198
Bayer US Finance II LLC
4.38%, 12/15/28 (c) (d)	200	200
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (a)	50	53
Capital One Financial Corp.
3.30%, 10/30/24	125	119
3.75%, 03/09/27	107	101
3.80%, 01/31/28	147	139
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (g)	290	295
4.04%, 06/01/24	165	166
4.45%, 09/29/27	375	369
Credit Suisse AG
6.50%, 08/08/23 (a)	310	329
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (g)	204	210
3.87%, 01/12/29 (a)	17	16
Diamond 1 Finance Corp.
5.88%, 06/15/21 (a)	49	50
7.13%, 06/15/24 (a)	38	40
6.02%, 06/15/26 (a)	76	80
8.35%, 07/15/46 (a)	189	228
Eagle Holding Co. II LLC
8.38%, 05/15/22 (a) (h)	40	40
Enstar Group Ltd.
4.50%, 03/10/22	100	100
Five Corners Funding Trust
4.42%, 11/15/23 (a)	125	129
General Electric Capital Corp.
6.75%, 03/15/32	83	101
Glencore Funding LLC
3.00%, 10/27/22 (a)	61	58
Goldman Sachs Group Inc.
2.35%, 11/15/21	31	30
3.00%, 04/26/22	80	78
2.91%, 07/24/23	42	40
4.25%, 10/21/25	182	179
4.22%, 05/01/29	164	161
6.75%, 10/01/37	94	112
HSBC Holdings Plc
6.88%, (callable at 100 beginning 06/01/21) (g) (i)	229	237
3.95%, 05/18/24	200	199
4.38%, 11/23/26	56	55
Icahn Enterprises LP
6.25%, 02/01/22	90	92
6.38%, 12/15/25	302	301
Intesa Sanpaolo SpA
3.88%, 01/12/28 (a)	100	86
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (g)	146	149
2.95%, 10/01/26	184	171
3.78%, 02/01/28 (b)	57	56
4.01%, 04/23/29	125	123
JPMorgan Chase Bank NA
3.51%, 01/23/29	72	68
Lincoln National Corp.
3.80%, 03/01/28	21	20
4.35%, 03/01/48	35	32
Lloyds Banking Group Plc
4.45%, 05/08/25 (i)	210	211
Morgan Stanley
3.54%, (3M US LIBOR + 1.18%), 01/20/22 (b)	250	253
3.29%, (3M US LIBOR + 0.93%), 07/22/22 (b)	125	126
4.88%, 11/01/22	167	173
4.10%, 05/22/23	138	138
3.88%, 04/29/24	73	73
	Shares/Par[1]	Value ($)
4.35%, 09/08/26	84	83
3.63%, 01/20/27	60	58
3.59%, 07/22/28 (b)	168	160
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (b)	131	132
Navient Corp.
6.75%, 06/15/26	96	94
Thames Water Kemble Finance Plc
7.75%, 04/01/19, GBP	83	114
Virgin Media Secured Finance Plc
5.13%, 01/15/25, GBP (a)	209	280
5.00%, 04/15/27, GBP (a)	115	148
Wells Fargo & Co.
5.88%, (callable at 100 beginning 06/15/25) (g)	88	91
2.10%, 07/26/21	46	44
4.48%, 01/16/24	54	55
Ziggo Bond Finance BV
6.00%, 01/15/27 (a)	229	211
		10,547
Health Care 6.4%
Abbott Laboratories
4.75%, 11/30/36	90	95
AbbVie Inc.
2.90%, 11/06/22	77	75
Actavis Funding SCS
4.55%, 03/15/35	82	78
4.85%, 06/15/44	13	13
4.75%, 03/15/45	36	34
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (a)	21	20
Celgene Corp.
4.35%, 11/15/47	63	56
Centene Corp.
4.75%, 05/15/22	77	77
4.75%, 01/15/25	101	100
Centene Escrow I Corp.
5.38%, 06/01/26 (c) (d)	156	158
Community Health Systems Inc.
8.63%, 01/15/24 (c) (d)	189	189
CVS Health Corp.
4.30%, 03/25/28	125	123
4.78%, 03/25/38	118	116
5.05%, 03/25/48	179	181
Express Scripts Holding Co.
3.40%, 03/01/27	117	107
4.80%, 07/15/46	48	46
Gilead Sciences Inc.
4.80%, 04/01/44	46	48
4.50%, 02/01/45	63	63
HCA Holdings Inc.
6.25%, 02/15/21	417	433
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (a)	48	47
inVentiv Group Holdings Inc.
7.50%, 10/01/24 (a)	33	35
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	125	127
Mylan NV
3.95%, 06/15/26	55	53
Prestige Brands Inc.
6.38%, 03/01/24 (a)	13	13
Tenet Healthcare Corp.
4.50%, 04/01/21	176	174
4.38%, 10/01/21	25	25
8.13%, 04/01/22	37	39
6.75%, 06/15/23	53	53
UnitedHealth Group Inc.
3.85%, 06/15/28	133	133
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	16	17
5.88%, 05/15/23 (a)	17	16
7.00%, 03/15/24 (a)	49	51
6.13%, 04/15/25 (a)	104	96
5.50%, 03/01/23 - 11/01/25 (a)	126	124

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Schedule of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
8.50%, 01/31/27 (a)	19	19
WellCare Health Plans Inc.
5.25%, 04/01/25	148	147
		3,181
Industrials 4.5%
AECOM
5.13%, 03/15/27	114	107
Aircastle Ltd.
6.25%, 12/01/19	46	47
4.13%, 05/01/24	72	69
Allison Transmission Inc.
5.00%, 10/01/24 (a)	76	75
Bombardier Inc.
8.75%, 12/01/21 (a)	63	69
6.13%, 01/15/23 (a)	82	82
7.50%, 12/01/24 (a)	68	72
BWX Technologies Inc.
5.38%, 07/15/26 (a)	165	167
CNH Industrial NV
4.50%, 08/15/23	94	94
Equifax Inc.
3.60%, 08/15/21	165	165
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (g)	600	593
International Lease Finance Corp.
4.63%, 04/15/21	86	88
Mexico City Airport Trust
5.50%, 07/31/47 (c) (d)	164	145
Multi-Color Corp.
4.88%, 11/01/25 (a)	86	80
Standard Industries Inc.
4.75%, 01/15/28 (a)	250	230
Tempo Acquisition LLC
6.75%, 06/01/25 (a)	70	67
Terex Corp.
5.63%, 02/01/25 (a)	36	36
Union Pacific Corp.
4.38%, 09/10/38	50	50
		2,236
Information Technology 1.8%
Broadcom Corp.
3.88%, 01/15/27	54	51
CDK Global Inc.
5.88%, 06/15/26	96	98
Fidelity National Information Services Inc.
4.75%, 05/15/48	72	69
Microsoft Corp.
3.45%, 08/08/36	156	149
3.70%, 08/08/46	79	77
3.95%, 08/08/56	90	88
NXP BV
4.13%, 06/01/21 (a)	167	167
Oracle Corp.
3.25%, 11/15/27	49	47
4.00%, 11/15/47	82	77
Radiate Holdco LLC
6.88%, 02/15/23 (a)	83	79
		902
Materials 5.8%
Anglo American Capital Plc
4.75%, 04/10/27 (a)	159	157
4.00%, 09/11/27 (c) (d)	99	92
4.50%, 03/15/28 (a)	408	393
Berry Global Inc.
4.50%, 02/15/26 (a)	159	148
BWAY Holding Co.
7.25%, 04/15/25 (a)	167	163
CF Industries Inc.
3.40%, 12/01/21 (a)	156	153
4.50%, 12/01/26 (a)	77	77
Crown Americas LLC
4.50%, 01/15/23	81	79
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (a)	55	53
	Shares/Par[1]	Value ($)
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (a)	88	85
5.13%, 03/15/23 (a)	72	70
Freeport-McMoRan Inc.
3.88%, 03/15/23	53	50
4.55%, 11/14/24	134	127
5.40%, 11/14/34	278	253
FXI Holdings Inc.
7.88%, 11/01/24 (a)	156	153
Hexion Inc.
10.38%, 02/01/22 (a)	43	42
Olin Corp.
5.00%, 02/01/30	64	60
PSPC Escrow Corp.
6.00%, 02/01/23, EUR (a)	136	165
Rain CII Carbon LLC
7.25%, 04/01/25 (a)	115	117
Samarco Mineracao SA
0.00%, 11/01/22 (c) (d) (e) (f)	110	80
Syngenta Finance NV
5.68%, 04/24/48 (a)	200	184
Teck Resources Ltd.
3.75%, 02/01/23	73	69
Trinseo Materials Operating SCA
5.38%, 09/01/25 (a)	89	88
		2,858
Real Estate 1.5%
Crown Castle International Corp.
2.25%, 09/01/21	57	55
Equinix Inc.
2.88%, 10/01/25, EUR	150	165
5.88%, 01/15/26	13	13
5.38%, 05/15/27	69	69
Prologis International Funding II
4.88%, 02/15/20 (a)	440	451
		753
Telecommunication Services 2.7%
AT&T Inc.
5.25%, 03/01/37	48	47
CB Escrow Corp.
8.00%, 10/15/25 (a)	125	117
Frontier Communications Corp.
11.00%, 09/15/25	48	38
Hughes Satellite Systems Corp.
6.50%, 06/15/19	75	77
Radiate Holdco LLC
6.63%, 02/15/25 (a)	45	41
Sprint Corp.
7.13%, 06/15/24	44	44
Sprint Nextel Corp.
7.00%, 03/01/20 (a)	292	303
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	54	54
Telesat Canada
8.88%, 11/15/24 (a)	107	115
T-Mobile USA Inc.
6.00%, 03/01/23 - 04/15/24	131	136
Verizon Communications Inc.
4.27%, 01/15/36	58	53
Vodafone Group Plc
5.00%, 05/30/38	36	36
Wind Tre SpA
2.63%, 01/20/23, EUR (a)	209	205
Zayo Group LLC
5.75%, 01/15/27 (a)	67	66
		1,332
Utilities 4.0%
AES Corp.
4.00%, 03/15/21	91	91
5.50%, 04/15/25	254	255
Calpine Corp.
5.75%, 01/15/25	140	128
5.25%, 06/01/26 (a)	100	94

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Schedule of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Commonwealth Edison Co.
3.75%, 08/15/47	42	39
Enel SpA
8.75%, 09/24/73 (a) (b)	165	182
Exelon Corp.
5.10%, 06/15/45	67	71
FirstEnergy Corp.
3.90%, 07/15/27	151	146
4.85%, 07/15/47 (j)	53	54
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	41	50
NextEra Energy Partners LP
4.25%, 09/15/24 (a)	69	67
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25	146	140
Pacific Gas & Electric Co.
4.30%, 03/15/45	92	82
PSEG Power LLC
3.85%, 06/01/23	170	169
Southern Co.
3.25%, 07/01/26	140	132
Southern Water Greensands Financing Plc
8.50%, 04/15/19, GBP	175	242
Wisconsin Energy Corp.
3.55%, 06/15/25	42	41
		1,983
Total Corporate Bonds And Notes (cost $37,051)		36,407
SENIOR LOAN INTERESTS 6.6%
Consumer Discretionary 1.8%
Caesars Entertainment Operating Co.
Term Loan, 3.98%, (3M LIBOR + 2.00%), 04/03/24 (b)	146	145
Charter Communications Operating LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 04/30/25 (b)	50	50
Cowlitz Tribal Gaming Authority
Term Loan, 12.48%, (3M LIBOR + 10.50%), 12/01/21 (b) (k)	156	167
CSC Holdings LLC
1st Lien Term Loan, 4.32%, (3M LIBOR + 2.25%), 07/15/25 (b)	69	68
Golden Nugget Inc.
Incremental Term Loan B, 4.80%, (3M LIBOR + 2.75%), 09/07/23 (b)	42	42
Incremental Term Loan B, 4.84%, (3M LIBOR + 2.75%), 10/04/23 (b)	55	55
Stars Group Holdings BV
Term Loan, 0.00%, (3M LIBOR + 3.00%), 10/20/19 (b) (k) (l)	125	125
Term Loan B, 5.32%, (3M LIBOR + 3.00%), 03/28/25 (b)	73	73
Incremental Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/29/25 (b) (l)	45	45
UFC Holdings LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.25%), 07/22/23 (b)	97	97
		867
Consumer Staples 0.5%
JBS USA LLC
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 10/30/22 (b)	3	2
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 06/30/24 (b)	251	248
		250
Energy 1.8%
California Resources Corp.
1st Lien Term Loan, 6.84%, (3M LIBOR + 4.75%), 11/08/22 (b)	101	103
Chesapeake Energy Corp.
Term Loan, 9.59%, (3M LIBOR + 7.50%), 08/16/21 (b)	168	176
Drillship Hydra Owners Inc.
Term Loan, 8.00%, 09/20/24	106	111
	Shares/Par[1]	Value ($)
Foresight Energy LLC
1st Lien Term Loan, 8.11%, (1M LIBOR + 5.75%), 03/16/22 (b)	114	113
TEX Operations Co. LLC
Term Loan B, 3.98%, (3M LIBOR + 2.00%), 08/04/23 (b)	122	121
Traverse Midstream Partners LLC
Term Loan, 5.85%, (3M LIBOR + 4.00%), 09/22/24 (b)	101	101
Ultra Resources Inc.
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 04/14/24 (b)	200	184
		909
Health Care 0.7%
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.50%), 08/15/24 (b)	79	73
2nd Lien Term Loan, 9.84%, (3M LIBOR + 7.75%), 08/09/25 (b)	55	45
Change Healthcare Holdings Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (b)	162	162
Valeant Pharmaceuticals International Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 05/19/25 (b)	81	80
		360
Industrials 0.3%
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20	165	169
Materials 0.4%
BWAY Holding Co.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (b)	74	73
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.23%, (3M LIBOR + 4.25%), 06/30/22 (b)	125	119
		192
Telecommunication Services 1.0%
CenturyLink Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 01/15/25 (b)	224	219
Frontier Communications Corp.
Term Loan B-1, 5.74%, (3M LIBOR + 3.75%), 05/31/24 (b)	123	121
Sprint Communications Inc.
1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 02/01/24 (b)	161	160
		500
Utilities 0.1%
Calpine Corp.
Term Loan B-8, 3.74%, (3M LIBOR + 1.75%), 12/26/19 (b)	48	48
Total Senior Loan Interests (cost $3,303)		3,295
GOVERNMENT AND AGENCY OBLIGATIONS 5.1%
Mortgage-Backed Securities 3.4%
Federal Home Loan Mortgage Corp.
4.00%, 11/01/40 - 07/01/46	290	298
3.00%, 08/01/46	33	32
3.00%, 11/01/46	25	24
3.50%, 11/01/47	21	21
Federal National Mortgage Association
3.00%, 08/01/30 - 04/01/31	100	100
3.00%, 05/01/43 - 04/01/46	286	279
4.50%, 12/01/43 - 08/01/44	127	134
3.50%, 11/01/45 - 12/01/45	256	255
4.00%, 10/01/44 - 08/01/47	37	37
TBA, 4.50%, 07/15/48 (m)	55	57
Government National Mortgage Association
3.50%, 04/20/46	13	13
3.50%, 08/20/46 - 09/20/46	400	402
4.00%, 07/20/47	41	42
		1,694

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Schedule of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Municipal 0.3%
Port Authority of New York & New Jersey
4.46%, 10/01/62	130	138
Sovereign 0.8%
Mexico Government International Bond
3.75%, 01/11/28	220	208
Saudi Arabia Government International Bond
5.00%, 04/17/49 (a)	200	194
		402
U.S. Treasury Securities 0.6%
U.S. Treasury Bond
2.50%, 02/15/46	335	304
Total Government And Agency Obligations (cost $2,591)		2,538
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (e) (k) (n)	2,309	—
Quicksilver Resources Inc. Escrow (e) (k) (n)	291	—
T-Mobile USA Inc. Escrow (e) (k) (n)	54	—
T-Mobile USA Inc. Escrow (e) (k) (n)	77	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 1.1%
Energy 1.1%
Chaparral Energy Inc. (a) (e)	—	2
Chaparral Energy Inc. - Class A (e)	15	289
Chaparral Energy Inc. - Class B (e) (o)	3	60
Denbury Resources Inc. (e)	26	126
Ocean Rig UDW Inc. (e)	2	58
Total Common Stocks (cost $446)		535
INVESTMENT COMPANIES 0.3%
SPDR Barclays High Yield Bond ETF	4	153
Total Investment Companies (cost $144)		153
Total Investments 95.5% (cost $47,936)		47,272
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net 4.5%		2,208
Total Net Assets 100.0%		49,484

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Strategic Income Fund LLC's Board of Managers. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $18,167 and 36.7%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Strategic Income Fund LLC's Board of Managers.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Non-income producing security.

(f) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.5% of the Fund’s net assets.

(g) Perpetual security. Next contractual call date presented, if applicable.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Convertible security.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Strategic Income Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $57.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Strategic Income Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

Composition as of June 30, 2018:
Financials	22.3%
Consumer Discretionary	14.2
Energy	14.2
Non-U.S. Government Agency ABS	9.2
Health Care	7.5
Materials	6.4
Industrials	5.1
Utilities	4.3
Telecommunication Services	3.9
Consumer Staples	3.7
U.S. Government Agency MBS	3.6
Information Technology	1.9
Government Securities	1.8
Real Estate	1.6
Investment Companies	0.3
Other Equity Interests	-
Total Investments	100.0%

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Anglo American Capital Plc, 4.00%, 09/11/27	06/11/18	92	92	0.2
Bayer US Finance II LLC, 4.38%, 12/15/28	06/19/18	199	200	0.4
Callon Petroleum Co., 6.38%, 07/01/26	06/01/18	125	125	0.2
Centene Escrow I Corp., 5.38%, 06/01/26	05/10/18	156	158	0.3
Community Health Systems Inc., 8.63%, 01/15/24	06/29/18	188	189	0.4

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Schedule of Investments (in thousands)

June 30, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Dell Equipment Finance Trust, Series 2018-A2A-1, 2.97%, 10/22/20	06/13/18	107	107	0.2
High Ridge Brands Co., 8.88%, 03/15/25	03/20/17	46	21	—
Mexico City Airport Trust, 5.50%, 07/31/47	09/14/17	161	145	0.3
Samarco Mineracao SA, 0.00%, 11/01/22	12/05/12	110	80	0.2
Transocean Guardian Ltd., 5.88%, 01/15/24	06/28/18	28	28	0.1
		1,212	1,145	2.3

Short Term Investments in Affiliates

The Fund invests in a money market fund which is managed by Jackson National Asset Management, LLC. The JNL Government Money Market Fund is offered as a cash management tool to Funds advised by Jackson National Asset Management, LLC and their affiliates, and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Government Money Market Fund. This investment is included in investments – affiliated in the Statement of Assets and Liabilities and the associated income is included in affiliated income in the Statement of Operations. There was no realized or unrealized gain or loss relating to transactions in the investment during the period ended June 30, 2018. The following table details the investment held during the period ended June 30, 2018.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/PPM America Strategic Income Fund	235	—	235	—	—	—

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Currencies:

EUR - European Currency Unit (Euro)
GBP - British Pound USD - United States Dollar

Abbreviations:

“-“ Amount rounds to less than one thousand or 0.05%.
ETF - Exchange Traded Fund
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SPDR - Standard & Poor’s Depositary Receipt US - United States

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statement of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

JNL/PPM America Strategic Income Fund
Assets
Investments - unaffiliated, at value	$47,272
Variation margin on futures contracts	7
Cash	1,596
Foreign currency	94
Receivable from:
Investment securities sold	522
Dividends and interest	515
Deposits with brokers and counterparties	80
Total assets	50,086
Liabilities
Variation margin on futures contracts	3
Payable for:
Investment securities purchased	598
Total liabilities	602
Net assets	$49,484
Net assets consist of:
Paid-in capital	$50,154
Net unrealized appreciation (depreciation) on
investments and foreign currency	(670)
Net assets	$49,484
Net assets - Class A	$49,484
Shares outstanding - Class A	4,151
Net asset value per share - Class A	$11.92
Investments - unaffiliated, at cost	$47,936
Foreign currency cost	94

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statement of Operations (in thousands)

For the Six Months Ended June 30, 2018

JNL/PPM America Strategic Income Fund
Investment income
Dividends (a)	$7
Foreign taxes withheld	(9)
Interest	2,254
Total investment income	2,252

Expenses
Advisory fees	247
Administrative fees	62
Board of managers fees	2
Other expenses	1
Total expenses	312
Net investment income (loss)	1,940

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(329)
Foreign currency	76
Futures contracts	414
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(3,835)
Foreign currency	(44)
Futures contracts	(56)
Net realized and unrealized gain (loss)	(3,774)
Change in net assets from operations	$(1,834)

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statement of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

JNL/PPM America Strategic Income Fund
Operations
Net investment income (loss)	$1,940
Net realized gain (loss)	161
Net change in unrealized appreciation
(depreciation)	(3,935)
Change in net assets from operations	(1,834)
Share transactions[1]
Proceeds from the sale of shares	—
Cost of shares redeemed
Class A	(70,000)
Change in net assets from
share transactions	(70,000)
Change in net assets	(71,834)
Net assets beginning of period	121,318
Net assets end of period	$49,484
Undistributed (excess of distributions
over) net investment income (loss)	$—

[1]Share transactions
Shares sold	—
Shares redeemed
Class A	(5,849)
Change in shares
Class A	(5,849)
Purchases and sales of long term
investments
Purchase of securities	$32,654
Purchase of U.S. government securities	306 (a)
Total purchases	$32,960
Proceeds from sales of securities	$94,427
Proceeds from sales of U.S. government
securities	4,185 (a)
Total proceeds from sales	$98,612

(a)	Amounts exclude $336 and $278 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statement of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

JNL/PPM America Strategic Income Fund
Operations
Net investment income (loss)	$4,531
Net realized gain (loss)	668
Net change in unrealized appreciation
(depreciation)	2,485
Change in net assets from operations	7,684
Share transactions[1]
Proceeds from the sale of shares	—
Cost of shares redeemed	—
Change in net assets from
share transactions	—
Change in net assets	7,684
Net assets beginning of year	113,634
Net assets end of year	$121,318
Undistributed (excess of distributions
over) net investment income (loss)	$—

[1]Share transactions
Shares sold	—
Shares redeemed	—
Change in shares	—

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/PPM America Strategic Income Fund
Class A
06/30/18	12.13	0.28	(0.49)	(0.21)	—	—	11.92	(1.73)	49,484	41	(e)	0.76	4.73
12/31/17	11.36	0.45	0.32	0.77	—	—	12.13	6.78	121,318	67	(e)	0.76	3.84
12/31/16	10.29	0.43	0.64	1.07	—	—	11.36	10.40	113,634	83	(e)	0.75	3.98
12/31/15	10.71	0.46	(0.88)	(0.42)	—	—	10.29	(3.92)	102,890	76	(e)	0.75	4.30
12/31/14	10.45	0.45	(0.19)	0.26	—	—	10.71	2.49	107,074	81	(e)	0.75	4.12
12/31/13	10.05	0.40	0.00	0.40	—	—	10.45	3.98	104,452	99	(e)	0.75	3.88

(a)	Annualized for periods less than one year.
(b)	Calculated using the average shares method.
(c)	Not annualized for periods less than one year.
(d)	Portfolio turnover is not annualized for periods of less than one year. Dollar roll transactions are excluded for purposes of calculating portfolio turnover.
(e)	Portfolio turnover including dollar roll transactions was 146%, 115%, 106%, 101%, 67% and 42% in 2013, 2014, 2015, 2016, 2017 and 2018, respectively.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2018

NOTE 1. ORGANIZATION

JNL Strategic Income Fund LLC (“JNL Strategic Fund” or “Company”) is an open-end management investment company, organized as a limited liability company under the laws of Delaware, by an operating agreement dated July 6, 2012, and amended and restated December 3, 2014. The Company is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), and its shares are registered under the Securities Act of 1933, as amended ("1933 Act"). The JNL Strategic Fund is organized as a series fund structure. JNL/PPM America Strategic Income Fund ("Fund") is the sole series of JNL Strategic Fund.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to the Fund. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. The Adviser has selected PPM America, Inc. as sub-adviser (the "Sub-Adviser") with responsibility for the professional investment supervision and management of the Fund. PPM America, Inc. is an affiliate of JNAM.

As of June 30, 2018, the Fund offered one class of shares, Class A, which is not currently offered to retail investors. As of June 30, 2018, the Prudential Assurance Company Limited, a wholly owned subsidiary of Prudential plc, owned 4,151,078 shares, which is 100% of the outstanding shares of beneficial interest in the Fund. The Prudential Assurance Company Limited is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Company’s valuation policy and procedures, the Company’s Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Company and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer, a widely used quotation system or other approved third party sources. Futures contracts traded on an exchange are generally valued at the exchange's settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter ("OTC") market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2018

Distributions to Shareholders. No distributions of net investment income or realized capital gains are required; therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Security Transactions, Investment Income and Expenses. Security transactions are recorded on the trade date for financial reporting purposes. Income received in lieu of dividends for securities loaned is included in dividends in the Statement of Operations. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis. Expenses are recorded on an accrual basis.

Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Company’s organizational documents, its officers and Manager are indemnified against certain liabilities arising out of the performance of their duties to the Fund. However, since its commencement of operations, the Fund has not had claims or losses pursuant to its contracts and expects the risk of loss to be remote. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In March 2017, FASB issued Accounting Standard Update (“ASU”) 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities. The amendments in this ASU require that certain callable debt securities held at a premium be amortized to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management is currently evaluating the impact that the ASU will have on the Fund's financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these

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Notes to Financial Statements

June 30, 2018

valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2018 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/PPM America Strategic Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	4,344	—	—	4,344
Corporate Bonds And Notes	—	36,407	—	—	36,407
Senior Loan Interests	—	3,003	292	—	3,295
Government And Agency Obligations	—	2,538	—	—	2,538
Other Equity Interests	—	—	—	—	—
Common Stocks	475	60	—	—	535
Investment Companies	153	—	—	—	153
	628	46,352	292	—	47,272

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Fund recognizes transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2018.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. Effective October 1, 2016, the Fund participates in an agency based securities lending program. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equity – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

State Street Bank and Trust Company (“State Street” or "Custodian") serves as custodian and securities lending agent to the Fund. The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open-end management company registered under the 1940 Act. The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio. There were no securities loaned at June 30, 2018.

Cash collateral received from the borrower is recorded in the Statement of Assets and Liabilities as payable for return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Fund as Investments - unaffiliated, at value on the Statement of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in investments - unaffiliated, at value on the Statement of Assets and Liabilities. The Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. The Fund may receive non-cash collateral in the form of securities, which the Fund may not sell or re-pledge and accordingly are not reflected in the Statement of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. The Fund may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those

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Notes to Financial Statements

June 30, 2018

of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. The Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Fund has the right to include those securities in such registration generally without cost to the Fund. The Fund has no right to require registration of unregistered securities.

Delayed-Delivery Securities. The Fund may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and the Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, the Fund may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. The Fund may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price. The Fund may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which the Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar or Treasury roll transaction. During the period between the sale and repurchase, the Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. The Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense. For the period ended June 30, 2018, the Fund did not transact in Treasury transactions characterized as secured borrowing transactions.

Unfunded Commitments. The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in other assets and payable for investment securities purchased in the Statement of Assets and Liabilities and unrealized appreciation (depreciation) on investments - unaffiliated in the Statement of Operations.

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Notes to Financial Statements

June 30, 2018

NOTE 5. MASTER NETTING AGREEMENTS, CUSTOMER ACCOUNT AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from the Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by the Fund that are used as collateral are identified as such within the Schedule of Investments. Collateral for financial derivative transactions paid to or received from brokers and counterparties is included in receivable for deposits with brokers and counterparties in the Statement of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). The Fund may be subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. The Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund's Sub-Adviser attempts to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded derivative transactions such as futures contracts. Futures contracts require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. A Fund receives from or pays to the FCM an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging”. This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure may be categorized as credit, equity price, interest rate and foreign currency exchange rate risk. The objectives, strategies and underlying risks for futures held by the Fund are discussed in the following paragraph.

Futures Contracts. The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate Treasury bond positions. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At June 30, 2018, variation margin related to futures contracts is reflected as variation margin on futures contracts in the Statement of Assets and Liabilities. During the period ended June 30, 2018, realized gain loss and change in unrealized appreciation (depreciation) on futures contracts is reflected

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Notes to Financial Statements

June 30, 2018

for such investments in the Statement of Operations. Net exposure to the Fund for futures contracts is the variation margin on futures contracts in addition to any collateral pledged for the initial margin on the futures contracts. The amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund. For the period ended June 30, 2018, the average monthly notional value at purchase of futures in the Fund was $18,871 (in thousands).

NOTE 7. INVESTMENT RISKS

Market and Volatility Risk. In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. The Fund may invest in derivatives to hedge the Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause the Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Concentration Risk. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets is incorporated within its carrying value as recorded in the Fund's Statement of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on the Fund’s Sub-Adviser and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of the Fund.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administration Fee. The JNL Strategic Fund has an investment advisory and management agreement and an administration agreement with JNAM. Subject to the oversight of the Board, JNAM is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund.

Pursuant to the Investment Advisory and Management Agreement, JNAM receives an annual fee, accrued daily and payable monthly, based on a specified percentage of the average daily net assets of the Fund. For investment advisory services, the Fund pays JNAM 0.60% for net assets of $0 to $500 million, 0.55% for net assets of $500 million to $1 billion and 0.50% for net assets over $1 billion.

Pursuant to the Administration Agreement, JNAM receives an annual fee, accrued daily and payable monthly. The Fund pays JNAM an Administrative Fee at an annual rate of 0.15% of average daily net assets under $3 billion and 0.13% of average daily net assets over $3 billion of the Fund. In return for the fee paid under the Administration Agreement, JNAM provides or procures all necessary administrative functions and services for the operation of the

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2018

Fund. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer services, and all other services necessary for the operation of the Fund. The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers ("Independent Managers") and of independent legal counsel to the Independent Managers.

Distribution Agreement. The JNL Strategic Fund has a Distribution Agreement, under the provisions of Rule 12b-1 under the 1940 Act, with Jackson National Life Distributors LLC (“Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund’s shares. Under the Rule 12b-1 fee plan, the Fund can accrue a Rule 12b-1 fee daily, at the maximum annual rate up to 0.20% of the average daily net assets of the Fund. The Distributor does not charge the Fund a 12b-1 fee and no fee was accrued by the Fund as the Distributor did not engage in activities supported by the 12b-1 fee.

Other Service Providers. State Street Bank and Trust Company (“State Street”) acts as custodian for the Fund.

Deferred Compensation Plan. The Fund adopted a Deferred Compensation Plan whereby an Independent Manager may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Manager. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for board of managers fees in the Statement of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in board of managers fees set forth in the Statement of Operations. Effective on or about the close of business on June 29, 2018, the Fund was removed from the Deferred Compensation Plan.

Security Transactions. Security transactions can occur in the Fund where both the buyer and seller of the security are funds for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. The Fund did not have any Rule 17a-7 transactions during the period ended June 30, 2018.

NOTE 9. BORROWING ARRANGEMENTS

Prior to June 1, 2018, the Fund was a party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Fund participated in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available to finance shareholder redemptions in the Participating Funds or for other temporary or emergency purposes. Prior to June 1, 2018, the Participating Funds could borrow up to $600,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Effective June 1, 2018, the Fund was removed from the SCA. JNL/PPM America Floating Rate Income Fund, a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. Prior to June 1, 2018, these fees were allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds paid an annual administration fee to JPM Chase Bank, N.A. which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in other expenses in the Fund's Statement of Operations. No amounts were borrowed under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at year end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 10. INCOME TAX MATTERS

Under the 1940 Act, the assets of the Fund will not be chargeable with liabilities of any other future series of JNL Strategic Fund. Until JNL Strategic Fund organizes a new series, it and the Fund will be treated as a single entity for federal tax purposes. Moreover, so long as that entity is a limited liability company (with a sole series) whose interest are held only by The Prudential Assurance Company Limited (“Sole Member”), it will be disregarded as an entity separate from the latter for those purposes. JNL Strategic Fund expects that substantially all of the Fund’s income will qualify as portfolio interest or capital gains, neither of which will be subject to federal income or withholding tax if its Sole Member is a non-U.S. person that is not otherwise engaged in the conduct of a trade or business in the United States of America.

Uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The accounting for uncertainty in income taxes is recognized in a company’s financial statements and requires companies to determine whether it is “more likely than not” that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. Tax accounting provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Management is required to evaluate the tax positions. Management completed an evaluation of the Fund’s tax positions and based on that evaluation, determined that no significant uncertain tax position would be required to be recognized in the financial statements. Furthermore, management is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTE 11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements are issued and the following event occurred:

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2018

Merger. A merger of JNL/PPM America Strategic Income Fund into PPM Strategic Income Fund, a separate series of PPM Funds advised by PPM America, Inc., was effective prior to the open of business on July 2, 2018, at which time JNL Strategic Income Fund LLC ceased business operations.

No other events were noted that required adjustments to the financial statements for disclosure in the notes to financial statements.

JNL Strategic Income Fund LLC

Additional Disclosures (Unaudited)

June 30, 2018

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, and other operating expenses. Operating expenses such as these are deducted from the Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare the Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†
JNL/PPM America Strategic Income Fund
Class A	0.76	1,000.00	982.70	3.74	1,000.00	1,021.03	3.81

† Expenses paid during the period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Fund file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q are available on the SEC’s website at www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Fund toll-free at 1-866-255-1935.

Proxy Voting Guidelines and Proxy Voting Record. JNAM, the Funds’ adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the Policy that the Fund’s Adviser (and Sub-Adviser) used to vote proxies relating to portfolio securities and additional information on how the Fund voted any proxies relating to portfolio securities during the 12 month period ended June 30, 2017, are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com; and (3) on the SEC’s website at www.sec.gov.

JNL Strategic Income Fund LLC

Results of Special Meeting of Shareholders

On June 25, 2018, a special meeting (“Meeting”) of shareholders (“Shareholders”) of the JNL/PPM America Strategic Income Fund of the JNL Strategic Income Fund LLC (the “Fund”) was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951. The Meeting was held for the following purposes (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve or disapprove the Plan of Reorganization, adopted by the Company’s Board of Managers, which provides for the reorganization of the JNL/PPM America Strategic Income Fund into the PPM Strategic Income Fund, a series of the PPM Funds.	4,151,077.963	0	0	4,151,077.963

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Included as a part of the report to shareholders filed under Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits.

(a)	(1) Not applicable to the semi-annual filing. (2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto. (3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 31, 2018

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	August 31, 2018

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.